Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, (Depreciation And Amortization) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ 1,332	[1]	$ 1,456	[1]	$ 1,472	[1]
Industrial Packaging [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	513	[1]	597	[1]	678	[1]
Printing Papers [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	486	[1]	479	[1]	447	[1]
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	217	[1]	228	[1]	210	[1]
Distribution [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	14	[1]	13	[1]	14	[1]
Forest Products [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	[1]	5	[1]	6	[1]
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ 102	[1]	$ 134	[1]	$ 117	[1]

[1]	Excludes accelerated depreciation related to closure of mills.